Capital Structure / Stockholders’ Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 16, 2026	Dec. 31, 2024
Capital Structure / Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, shares issued	37,646,133
Common stock, shares outstanding	37,646,133
Preferred stock, shares issued
Preferred stock, shares outstanding
Description of voting rights	Each share of Common Stock is entitled to one vote on each matter properly submitted to the stockholders on which holders of Common Stock are entitled to vote.
Successor [Member]
Capital Structure / Stockholders’ Equity [Line Items]
Preferred stock, shares authorized		100,000,000
Common stock, par value		$ 0.0001
Common stock, shares authorized		1,000,000,000
Preferred Stock [Member]
Capital Structure / Stockholders’ Equity [Line Items]
Preferred stock, shares authorized			100,000,000
Preferred stock, shares issued			100,000,000
Common Stock [Member]
Capital Structure / Stockholders’ Equity [Line Items]
Common stock, par value			$ 0.0001
Common stock, shares authorized			1,000,000,000
Common stock, shares issued			1,000,000,000
Maxim Group advisory shares (in shares)	1,204,669
Capital stock [Member]
Capital Structure / Stockholders’ Equity [Line Items]
Common stock, shares authorized			1,100,000,000
Maxim Group advisory shares (in shares)		1,100,000,000